Revenues - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Revenue Recognition [Abstract]
Deferred revenues - long-term	$ 17,426,000	$ 17,426,000	$ 19,062,000
Revenue recognized	12,700,000	29,500,000
Remaining performance obligations	95,400,000	95,400,000
Expected remaining performance obligations recognized during next 12 months	67,500,000	67,500,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	14,900,000	14,900,000
Expected remaining performance obligations recognized remainder thereafter	13,000,000.0	13,000,000.0
Deferred sales commissions	$ 8,100,000	$ 8,100,000	$ 8,800,000